UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06603

Performance Funds Trust

(Exact name of registrant as specified in charter)
3435 Stelzer Road, Columbus, Ohio 43219
(Address of principal executive offices) (Zip code)
Citi Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-737-3676

Date of fiscal year end:	5/31

Date of reporting period:	2/29/2012

Item 1. Schedule of Investments.

Performance Funds Trust

The Money Market Fund

Schedule of Portfolio Investments

February 29, 2012

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities—49.0%
Federal Farm Credit Bank—2.1%
$10,000,000	0.21%, 5/16/12	$9,999,841
Federal Home Loan Bank—22.2%
15,000,000	0.02%†, 3/2/12	14,999,994
25,000,000	0.02%†, 3/7/12	24,999,938
40,000,000	0.02%†, 3/21/12	39,999,556
7,500,000	0.17%*, 6/6/12	7,500,000
10,000,000	0.15%*, 6/22/12	10,000,000
6,800,000	0.21%, 3/8/13	6,800,000
		104,299,488
Federal Home Loan Mortgage Corporation—19.4%
50,000,000	0.01%†, 3/14/12	49,999,819
25,000,000	0.02%†, 3/15/12	24,999,854
6,000,000	0.03%†, 4/10/12	5,999,813
10,000,000	0.11%†, 6/6/12	9,997,036
		90,996,522
Federal National Mortgage Association—5.3%
25,000,000	0.04%†, 4/16/12	24,998,722

Total U.S. Government Agency Securities		230,294,573

Commercial Paper—18.9%
Consumer Staples— 10.0%
7,000,000	Coca-Cola Company, 0.06%†, 3/9/12	6,999,907
10,000,000	Coca-Cola Company, 0.10%†, 4/26/12	9,998,445
5,000,000	Coca-Cola Company, 0.12%†, 5/16/12	4,998,733
15,000,000	PepsiCo, Inc., 0.09%†, 3/23/12	14,999,175
10,000,000	Procter & Gamble Company, 0.12%†, 5/17/12	9,997,433
		46,993,693
Health Care— 4.7%
22,000,000	Abbott Laboratories, 0.09%†, 3/30/12	21,998,405

Industrials— 4.2%
20,000,000	General Electric Company, 0.10%†, 3/8/12	19,999,611

Total Commercial Paper		88,991,709

U.S. Treasury Obligations—24.5%
U.S. Treasury Bill—18.1%
50,000,000	0.08%†, 4/26/12	49,994,167
35,000,000	0.05%†, 5/3/12	34,996,937
		84,991,104
U.S. Treasury Bills—6.4%
30,000,000	0.03%†, 3/1/12	30,000,000

Total U.S. Treasury Obligations		114,991,104

Repurchase Agreements—7.6%
35,606,379	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, 3/01/12, purchased on 2/29/12, with a maturity value of $35,606,518 (fully collateralized by Treasury Note, 3.25% due 6/30/16, with a value of $36,333,041)	35,606,379

Total Repurchase Agreements		35,606,379

Total Investments(Amortized Cost $469,883,765) (a) — 100.0%		469,883,765

Liabilities in excess of other assets — 0.0%		(38,413)

NET ASSETS — 100.0%		$469,845,352

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at February 29, 2012.
*	Variable or Floating Rate Security. Rate disclosed is as of February 29, 2012.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

February 29, 2012

(Unaudited)

Shares/ Principal Amount	Security Description	Value
U.S. Treasury Obligations—99.6%
U.S. Treasury Bills—99.6%
$29,000,000	0.03%†, 3/8/12	$28,999,891
24,000,000	0.09%†, 3/15/12	23,999,207
19,500,000	0.03%†, 3/22/12	19,499,737
43,000,000	0.06%†, 4/19/12	42,995,971
10,500,000	0.06%†, 5/31/12	10,498,471

Total U.S. Treasury Obligations		125,993,277

Investment Companies—0.4%
478,591	Federated U.S. Treasury Cash Reserve Fund, 0.00%(a)	478,591

Total Investment Companies		478,591

Total Investments(Amortized Cost $126,471,868) (b) — 100.0%		126,471,868

Liabilities in excess of other assets — 0.0%		(20,242)

NET ASSETS — 100.0%		$126,451,626

(a)	Rate reflects the 7 day effective yield at February 29, 2012.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at February 29, 2012.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Short Term Government Income Fund

Schedule of Portfolio Investments

February 29, 2012

(Unaudited)

Shares/ Principal Amount	Security Description	Value
U.S. Government Agency Securities—77.7%
Federal Farm Credit Bank—5.8%
$5,000,000	1.09%, 7/18/16	$4,975,600
Federal Home Loan Bank—23.7%
6,000,000	0.06%†, 3/21/12	5,999,790
4,000,000	5.00%, 9/14/12	4,101,500
5,000,000	1.63%, 9/26/12	5,041,215
5,000,000	0.65%, 8/22/14	4,995,440
		20,137,945
Federal Home Loan Mortgage Corporation—11.7%
4,000,000	1.15%, 10/19/15	4,011,060
3,000,000	1.25%, 11/16/15	3,011,046
3,000,000	1.00%, 9/6/16	2,988,783
		10,010,889
Federal National Mortgage Association—36.5%
5,000,000	1.30%, 7/16/13	5,017,395
5,000,000	1.13%, 9/17/13	5,054,290
3,000,000	1.50%, 3/28/14	3,002,541
5,000,000	0.85%, 10/24/14	5,008,680
5,000,000	1.10%, 4/29/15	5,011,845
5,000,000	1.00%, 5/21/15	5,006,005
3,000,000	1.00%, 9/14/15	3,005,754
		31,106,510

Total U.S. Government Agency Securities		66,230,944

U.S. Treasury Obligations—17.6%
U.S. Treasury Bills—17.6%
7,000,000	0.04%†, 3/1/12	6,999,993
8,000,000	0.08%†, 3/8/12	7,999,934

Total U.S. Treasury Obligations		14,999,927

Corporate Bonds—6.2%
Financials—3.7%
1,475,000	Wachovia Corporation, 5.70%, 8/1/13	1,571,481
1,495,000	MetLife Global Funding I(a), 5.13%, 4/10/13	1,560,248
		3,131,729
Industrials—2.5%
1,100,000	General Electric Capital Corporation, 5.25%, 10/19/12	1,132,726
1,000,000	Caterpillar Financial Services Corporation, 4.75%, 5/15/12	1,005,586
		2,138,312

Total Corporate Bonds		5,270,041

Investment Companies—1.9%
1,655,432	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,655,432

Total Investment Companies		1,655,432

Total Investments(Cost $87,712,708) — 103.4%		88,156,344

Liabilities in excess of other assets — (3.4)%		(2,895,366)

NET ASSETS — 100.0%		$85,260,978

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 29, 2012, all such securities in total represented 1.8% of net assets.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at February 29, 2012.
†	Discount Notes. Rate represents effective yield at February 29, 2012.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Intermediate Term Income Fund

Schedule of Portfolio Investments

February 29, 2012

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities—56.4%
Federal Farm Credit Bank—5.9%
$800,000	1.05%, 6/27/14, Series 1	$801,094
1,000,000	5.30%, 10/25/17	1,194,371
2,000,000	5.30%, 4/6/20	2,444,044
		4,439,509
Federal Home Loan Bank—15.6%
500,000	1.10%, 12/22/16	498,189
4,500,000	1.38%, 12/11/15	4,606,893
500,000	1.75%, 12/14/12	505,866
2,500,000	2.25%, 9/8/17	2,629,170
2,000,000	5.25%, 6/18/14	2,220,116
1,000,000	5.38%, 5/15/19	1,251,150
		11,711,384
Federal Home Loan Mortgage Corporation—9.1%
2,000,000	5.00%, 4/15/34, Series 2780 TG	2,267,346
1,000,000	5.00%, 5/15/34, Series 2922 QE	1,103,245
2,000,000	5.00%, 2/15/36, Series 3113 QE	2,269,182
1,000,000	5.50%, 7/18/16	1,198,403
		6,838,176
Federal National Mortgage Association—5.8%
864,312	4.00%, 11/25/18, Series 2003-112 AN	915,993
1,000,000	5.00%, 4/15/15	1,134,563
26,066	5.00%, 8/25/30, Series 2003-54 PE	26,062
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,251,624
71,430	7.00%, 4/1/20, Pool #253299	81,222
28,298	7.50%, 9/1/29, Pool #252717	34,003
		4,443,467
Government National Mortgage Association—12.4%
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	4,410,846
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,271,569
2,265,661	5.50%, 8/15/35, Pool #644568	2,524,598
80,156	7.00%, 10/15/29, Pool #510559	94,633
29,342	7.50%, 10/15/29, Pool #510534	35,277
91,628	8.00%, 2/15/30, Pool #529127	97,980
936	9.00%, 3/15/20, Pool #271741	1,078
		9,435,981
Tennessee Valley Authority—7.6%
3,500,000	6.00%, 3/15/13	3,700,347
2,000,000	7.14%, 5/23/12	2,030,410
		5,730,757

Total U.S. Government Agency Securities		42,599,274

U.S. Treasury Obligations—18.7%
U.S. Treasury Bonds—5.7%
2,500,000	3.50%, 2/15/39	2,720,702
1,200,000	4.25%, 5/15/39	1,478,813
250,000	5.15%, 11/15/41(a)	94,513
		4,294,028
U.S. Treasury Notes—12.4%
5,950,000	1.13%, 12/15/12	5,993,929
500,000	4.13%, 5/15/15	557,773
500,000	4.50%, 5/15/17	590,781
1,000,000	4.75%, 5/15/14	1,096,875
1,000,000	5.13%, 5/15/16	1,183,203
		9,422,561
U.S. Treasury Strips—0.6%
250,000	2.28%, 11/15/22(a)	197,920
300,000	5.05%, 11/15/26(a)	199,502
		397,422

Total U.S. Treasury Obligations		14,114,011

Corporate Bonds—21.6%
Consumer Staples— 0.4%
250,000	Kimberly-Clark Corporation, 6.88%, 2/15/14	277,949

Energy— 1.4%
500,000	Shell International Finance BV, 4.30%, 9/22/19	577,268
500,000	Sunoco, Inc., 5.75%, 1/15/17	516,515
		1,093,783
Financials— 12.2%
500,000	American Express Company, 7.00%, 3/19/18	615,766
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	534,341
500,000	Barclays Bank, 5.13%, 1/8/20	528,649
500,000	Citigroup, Inc., 5.00%, 9/15/14	520,527
500,000	Credit Suisse, 5.40%, 1/14/20	502,283
500,000	Goldman Sachs Group, Inc., 5.63%, 1/15/17	526,850
500,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	541,872
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	555,560
500,000	JPMorgan Chase & Company, 4.25%, 10/15/20	517,231
500,000	JPMorgan Chase & Company, 6.00%, 1/15/18	579,323
500,000	Marshall & Ilsley Corporation, 5.00%, 1/17/17	533,850
500,000	MetLife, Inc., 6.82%, 8/15/18	611,888
500,000	Morgan Stanley, 4.75%, 4/1/14	505,874
500,000	Morgan Stanley, 6.63%, 4/1/18	530,133
500,000	Prudential Financial, Inc., 6.20%, 1/15/15	554,119
500,000	SunTrust Banks, Inc., 6.00%, 2/15/26	501,056
500,000	Wells Fargo Bank North America, 5.75%, 5/16/16	563,815
		9,223,137
Industrials— 3.8%
500,000	Caterpillar Financial Services Corporation, 6.13%, 2/17/14	552,019
500,000	General Electric Capital Corporation, 5.50%, 1/8/20	570,721
350,000	General Electric Capital Corporation, 5.50%, 3/15/23	380,890
500,000	General Electric Capital Corporation, 6.75%, 3/15/32	607,602
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	740,800
		2,852,032
Information Technology— 0.8%
500,000	Motorola, Inc., 6.00%, 11/15/17	588,695

Materials— 1.4%
500,000	Alcoa, Inc., 5.87%, 2/23/22	529,900

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Intermediate Term Income Fund

Schedule of Portfolio Investments (continued)

February 29, 2012

(Unaudited)

Shares/ Principal Amount	Security Description	Value
Corporate Bonds— (continued)
Materials— (continued)
$500,000	Dow Chemical Company, 4.25%, 11/15/20	$535,355
		1,065,255
Telecommunication Services— 1.2%
500,000	AT&T, Inc., 5.60%, 5/15/18	597,126
296,000	Pacific Bell Telephone, 6.63%, 10/15/34	313,699
		910,825
Utilities— 0.4%
250,000	Northern States Power Company, 7.13%, 7/1/25	346,568

Total Corporate Bonds		16,358,244

Investment Companies—2.8%
2,099,740	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	2,099,740

Total Investment Companies		2,099,740

Total Investments(Cost $67,384,368) — 99.5%		75,171,269

Other assets in excess of liabilities — 0.5%		359,326

NET ASSETS — 100.0%		$75,530,595

(a)	Rate reflects the effective yield at purchase. Principal only security.
(b)	Rate reflects the 7 day effective yield at February 29, 2012.
(c)	Investment in affiliate.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Strategic Dividend Fund

Schedule of Portfolio Investments

February 29, 2012

(Unaudited)

Shares	Security Description	Value
Common Stocks—89.1%
Consumer Discretionary— 4.1%
9,795	McDonald's Corporation	$972,447
19,710	The Home Depot, Inc.	937,605
		1,910,052
Consumer Staples— 7.8%
26,460	Altria Group, Inc.	796,446
18,050	Archer-Daniels-Midland Company	563,160
10,200	Kimberly-Clark Corporation	743,376
23,468	Kraft Foods, Inc.	893,427
9,360	Procter & Gamble Company	631,987
		3,628,396
Energy— 23.4%
11,796	Baker Hughes, Inc.	593,103
3,245	CARBO Ceramics, Inc.	297,404
6,245	Chevron Corporation	681,454
2,065	CNOOC, Ltd. ADR	467,681
10,170	ConocoPhillips	778,514
9,375	Ensco ADR	546,563
24,455	Enterprise Products Partners, LP	1,268,725
23,010	Halliburton Company	841,936
13,540	Kinder Morgan Energy Partners, LP	1,205,060
15,475	National-Oilwell Varco, Inc.	1,277,152
7,730	Occidental Petroleum Corporation	806,780
12,840	Peabody Energy Corporation	447,859
21,720	San Juan Basin Royalty Trust	392,480
10,970	Schlumberger, Ltd.	851,382
8,100	Transocean, Ltd.	432,054
		10,888,147
Financials— 5.3%
13,920	Allstate Corporation	437,506
17,140	HCP, Inc.	677,030
33,420	People's United Financial, Inc.	420,758
9,600	Plum Creek Timber Company, Inc.	375,936
17,750	Wells Fargo & Company	555,397
		2,466,627
Health Care— 5.6%
11,455	Abbott Laboratories	648,467
23,555	Bristol-Myers Squibb Company	757,764
7,770	Johnson & Johnson	505,672
32,670	Pfizer, Inc.	689,337
		2,601,240
Industrials— 16.7%
8,410	3M Company	736,716
10,740	Caterpillar, Inc.	1,226,615
19,330	Emerson Electric Company	972,492
5,620	Fluor Corporation	339,898
18,800	Iron Mountain, Inc.	583,740
9,430	Joy Global, Inc.	820,033
9,770	Union Pacific Corporation	1,077,142
10,400	United Parcel Service, Inc., Class B	799,656
7,980	United Technologies Corporation	669,283
15,000	Waste Management, Inc.	524,700
		7,750,275
Information Technology— 2.9%
10,000	Microchip Technology, Inc.	360,700
31,500	Microsoft Corporation	999,810
		1,360,510
Materials— 4.9%
17,130	E.I. du Pont de Nemours and Company	871,061
10,370	Monsanto Company	802,431
18,640	The Dow Chemical Company	624,626
		2,298,118
Telecommunication Services— 3.0%
20,820	AT&T, Inc.	636,884
19,580	Verizon Communications, Inc.	746,194
		1,383,078
Utilities— 15.4%
40,000	CenterPoint Energy, Inc.	779,600
15,820	Dominion Resources, Inc.	798,435
32,050	Duke Energy Corporation	670,486
26,770	Great Plains Energy, Inc.	529,511
37,800	NiSource, Inc.	907,200
18,355	OGE Energy Corporation	963,270
13,500	ONEOK, Inc.	1,115,640
13,870	Progress Energy, Inc.	736,220
15,490	Southern Company	684,503
		7,184,865

Total Common Stocks		41,471,308

Investment Companies—10.8%
18,547	John Hancock Bank and Thrift Opportunity Fund	303,058
3,767,748	Performance Money Market Fund, Institutional Class, 0.03%(a)(b)	3,767,748
50,890	Pimco Corporate Opportunity Fund	974,544

Total Investment Companies		5,045,350

Total Investments(Cost $39,855,926) — 99.9%		46,516,658

Other assets in excess of liabilities — 0.1%		33,987

NET ASSETS — 100.0%		$46,550,645

(a)	Investment in affiliate. Represents 8.1% of the net assets as of February 29, 2012.
(b)	Rate reflects the 7 day effective yield at February 29, 2012.
ADR	American Depositary Receipt
LP	Limited Partnership

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Large Cap Equity Fund

Schedule of Portfolio Investments

February 29, 2012

(Unaudited)

Shares	Security Description	Value
Common Stocks—98.0%
Consumer Discretionary— 13.5%
1,000	Amazon.com, Inc.(a)	$179,690
8,000	Bed Bath & Beyond, Inc.(a)	477,920
14,000	Comcast Corporation, Class A	411,320
3,000	Darden Restaurants, Inc.	152,970
8,000	DIRECTV, Inc., Class A(a)	370,560
4,000	Expedia, Inc.	136,200
3,000	Genuine Parts Company	188,040
7,000	Limited Brands, Inc.	325,710
11,000	Macy's, Inc.	417,670
5,000	Mattel, Inc.	162,200
9,000	McDonald's Corporation	893,520
3,000	NIKE, Inc., Class B	323,760
2,000	Ralph Lauren Corporation	347,460
3,000	Ross Stores, Inc.	159,990
12,000	The Home Depot, Inc.	570,840
6,000	The McGraw-Hill Companies, Inc.	279,240
13,000	The Walt Disney Company	545,870
10,000	Time Warner, Inc.	372,100
16,000	TJX Companies, Inc.	585,760
1,200	VF Corporation	175,260
6,000	Viacom, Inc., Class B	285,720
9,000	Yum! Brands, Inc.	596,160
		7,957,960
Consumer Staples— 10.7%
2,000	Brown-Forman Corporation, Class B	163,300
18,000	Coca-Cola Company	1,257,480
4,000	Colgate-Palmolive Company	372,720
6,000	ConAgra Foods, Inc.	157,500
7,000	CVS Caremark Corporation	315,700
4,500	H.J. Heinz Company	237,195
4,000	Hormel Foods Corporation	113,880
4,000	Kimberly-Clark Corporation	291,520
16,000	Kraft Foods, Inc.	609,120
3,000	McCormick & Company, Inc.	151,350
6,000	PepsiCo, Inc.	377,640
8,000	Procter & Gamble Company	540,160
9,000	Sara Lee Corporation	182,250
4,000	The Estee Lauder Companies, Inc., Class A	234,160
3,000	The Hershey Company	182,100
3,000	The J.M. Smucker Company	225,960
7,000	Tyson Foods, Inc., Class A	132,370
11,000	Wal-Mart Stores, Inc.	649,880
2,000	Whole Foods Market, Inc.	161,480
		6,355,765
Energy— 12.6%
5,000	Anadarko Petroleum Corporation	420,600
3,000	Apache Corporation	323,790
15,000	Chevron Corporation	1,636,800
14,000	ConocoPhillips	1,071,700
6,000	El Paso Corporation	166,860
23,500	Exxon Mobil Corporation	2,032,750
3,000	FMC Technologies, Inc.(a)	151,290
8,000	Marathon Oil Corporation	271,120
3,000	National-Oilwell Varco, Inc.	247,590
7,000	Occidental Petroleum Corporation	730,590
5,000	Schlumberger, Ltd.	388,050
		7,441,140
Financials— 10.2%
6,000	Ace, Ltd.	430,260
6,000	American Express Company	317,340
5,000	Berkshire Hathaway, Inc., Class B(a)	392,250
1,000	BlackRock, Inc.	199,000
6,000	Capital One Financial Corporation	303,600
5,000	Chubb Corporation	339,800
10,000	Discovery Financial Services	300,100
1,300	Goldman Sachs Group, Inc.	149,682
8,000	HCP, Inc.	316,000
9,000	JPMorgan Chase & Company	353,160
4,000	PNC Financial Services Group, Inc.	238,080
4,000	Prudential Financial, Inc.	244,640
3,300	Public Storage	442,431
8,000	The Travelers Companies, Inc.	463,760
3,750	Torchmark Corporation	181,650
21,000	U.S. Bancorp	617,400
24,000	Wells Fargo & Company	750,960
		6,040,113
Health Care— 11.3%
4,000	Aetna, Inc.	187,040
8,000	AmerisourceBergen Corporation	298,800
3,000	Biogen Idec, Inc.(a)	349,410
21,000	Bristol-Myers Squibb Company	675,570
7,000	CIGNA Corporation	308,770
2,000	DaVita, Inc.(a)	173,100
7,000	Eli Lilly & Company	274,680
4,000	Humana, Inc.	348,400
10,000	Johnson & Johnson	650,800
4,000	McKesson Corporation	334,040
15,000	Merck & Company, Inc.	572,550
11,000	Mylan, Inc.(a)	257,840
62,000	Pfizer, Inc.	1,308,200
12,000	UnitedHealth Group, Inc.	669,000
4,000	WellPoint, Inc.	262,520
		6,670,720
Industrials— 9.6%
3,000	3M Company	262,800
6,500	Boeing Company	487,175
3,000	Caterpillar, Inc.	342,630
15,000	CSX Corporation	315,150
2,500	Dover Corporation	160,050
52,000	General Electric Company	990,600
5,000	Honeywell International, Inc.	297,850
6,000	Norfolk Southern Corporation	413,400
3,000	Northrop Grumman Corporation	179,430
2,500	Precision Castparts Corporation	418,575
5,000	Union Pacific Corporation	551,250
6,000	United Parcel Service, Inc., Class B	461,340
7,000	United Technologies Corporation	587,090
1,000	W.W. Grainger, Inc.	207,730
		5,675,070
Information Technology— 19.7%
5,000	Accenture, Class A	297,700
3,000	Analog Devices, Inc.	117,630
4,250	Apple, Inc.(a)	2,305,370
17,000	Dell, Inc.(a)	294,100
13,000	eBay, Inc.(a)	464,620
5,000	Fiserv, Inc.(a)	331,500
1,000	Google, Inc., Class A(a)	618,250
40,000	Intel Corporation	1,075,200

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Large Cap Equity Fund

Schedule of Portfolio Investments (continued)

February 29, 2012

(Unaudited)

Shares	Security Description	Value
Common Stocks— (continued)
Information Technology— (continued)
10,900	International Business Machines Corporation	$2,144,357
3,000	KLA-Tencor Corporation	145,200
800	MasterCard, Inc., Class A	336,000
39,000	Microsoft Corporation	1,237,860
5,000	Motorola Solutions, Inc.	249,000
13,000	Oracle Corporation	380,510
13,000	QUALCOMM, Inc.	808,340
3,000	SanDisk Corporation(a)	148,380
9,000	Teradyne, Inc.(a)	147,780
12,000	Texas Instruments, Inc.	400,200
4,000	Xilinx, Inc.	147,720
		11,649,717
Materials— 4.5%
6,000	Ball Corporation	240,480
1,700	CF Industries Holdings, Inc.	316,200
2,000	Cliffs Natural Resources, Inc.	126,960
8,000	E.I. du Pont de Nemours and Company	406,800
4,000	Eastman Chemical Company	216,520
3,000	FMC Corporation	296,910
5,000	Freeport-McMoran Copper & Gold, Inc., Class B	212,800
5,000	International Paper Company	175,750
2,500	PPG Industries, Inc.	228,125
3,000	Sigma-Aldrich Corporation	215,370
7,000	The Dow Chemical Company	234,570
		2,670,485
Telecommunication Services— 3.2%
28,000	AT&T, Inc.	856,520
10,000	CenturyTel, Inc.	402,500
16,000	Verizon Communications, Inc.	609,760
		1,868,780
Utilities— 2.7%
12,000	CMS Energy Corporation	256,920
16,000	Duke Energy Corporation	334,720
4,000	NextEra Energy, Inc.	238,040
9,000	NiSource, Inc.	216,000
4,000	Northeast Utilities	143,600
7,000	Southern Company	309,330
7,000	TECO Energy, Inc.	125,650
		1,624,260

Total Common Stocks		57,954,010

Investment Companies—1.8%
1,041,756	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,041,756

Total Investment Companies		1,041,756

Total Investments(Cost $46,013,367) — 99.8%		58,995,766

Other assets in excess of liabilities — 0.2%		103,652

NET ASSETS — 100.0%		$59,099,418

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at February 29, 2012.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Mid Cap Equity Fund

Schedule of Portfolio Investments

February 29, 2012

(Unaudited)

Shares	Security Description	Value
Common Stocks—97.5%
Consumer Discretionary— 17.1%
15,000	Aaron's, Inc.	$419,100
4,000	Advance Auto Parts, Inc.	341,480
16,000	Brinker International, Inc.	441,440
9,500	Dick's Sporting Goods, Inc.	425,220
2,000	Dollar Tree, Inc.(a)	177,020
17,000	Foot Locker, Inc.	495,890
5,000	John Wiley & Sons, Inc., Class A	227,000
8,000	LKQ Corporation(a)	254,880
5,000	Panera Bread Company, Class A(a)	772,900
16,000	PetSmart, Inc.	891,840
6,000	PVH Corporation	510,060
10,000	Rent-A-Center, Inc.	354,200
25,000	Service Corporation International	283,500
6,000	Signet Jewelers, Ltd.	281,400
22,000	Smithfield Foods, Inc.(a)	515,460
8,000	The Cheesecake Factory, Inc.(a)	237,120
10,000	Tractor Supply Company	854,700
9,000	Tupperware Brands Corporation	564,210
17,000	ValueClick, Inc.(a)	353,600
13,000	Williams-Sonoma, Inc.	501,800
		8,902,820
Consumer Staples— 5.9%
13,000	Church & Dwight Company, Inc.	620,620
12,000	Corn Products International, Inc.	688,200
8,000	Endo Pharmaceuticals Holdings, Inc.(a)	296,560
6,000	Energizer Holdings, Inc.(a)	458,700
12,000	Monster Beverage Corporation(a)	686,280
8,500	Ruddick Corporation	348,160
		3,098,520
Energy— 6.8%
10,000	Atwood Oceanics, Inc.(a)	475,600
2,000	Cimarex Energy Company	161,340
9,000	Helix Energy Solutions Group, Inc.(a)	173,160
14,000	Oceaneering International, Inc.	759,780
6,000	Oil States International, Inc.(a)	487,320
13,000	Patterson-UTI Energy, Inc.	252,460
10,000	Plains Exploration & Production Company(a)	440,700
6,500	SM Energy Company	511,680
6,000	Southern Union Company	263,640
		3,525,680
Financials— 16.2%
6,500	Affiliated Managers Group, Inc.(a)	691,535
4,500	Alexandria Real Estate Equities, Inc.	322,605
15,000	American Financial Group, Inc.	561,750
8,500	BRE Properties, Inc.	411,655
6,000	Camden Property Trust	372,000
10,000	Commerce Bancshares, Inc.	386,100
2,500	Everest Re Group, Ltd.	219,625
25,000	Fidelity National Financial, Inc., Class A	431,500
12,000	HCC Insurance Holdings, Inc.	366,480
8,000	Liberty Property Trust	271,360
8,000	MSCI, Inc., Class A(a)	283,040
10,000	Raymond James Financial, Inc.	353,700
18,000	Rayonier, Inc.	801,360
9,000	Reinsurance Group of America, Inc.	519,030
3,000	Signature Bank(a)	178,080
4,500	SL Green Realty Corporation	342,225
6,000	Taubman Centers, Inc.	414,420
12,000	The Macerich Company	647,880
14,000	UDR, Inc.	350,280
15,000	W.R. Berkley Corporation	536,250
		8,460,875
Health Care— 7.0%
11,000	Henry Schein, Inc.(a)	814,220
8,000	IDEXX Laboratories, Inc.(a)	686,000
6,000	LifePoint Hospitals, Inc.(a)	233,820
4,500	Mettler-Toledo International, Inc.(a)	811,260
11,000	Universal Health Services, Inc., Class B	490,710
7,000	Vertex Pharmaceuticals, Inc.(a)	272,440
5,000	WellCare Health Plans, Inc.(a)	339,300
		3,647,750
Industrials— 21.5%
9,000	AGCO Corporation(a)	464,670
7,000	Alaska Air Group, Inc.(a)	479,990
18,000	AMETEK, Inc.	856,800
14,000	Arrow Electronics, Inc.(a)	562,100
6,000	BE Aerospace, Inc.(a)	275,040
9,500	Carlisle Companies, Inc.	463,600
8,000	Clean Harbors, Inc.(a)	537,280
7,000	Crane Company	339,990
10,000	Deluxe Corporation	246,700
8,000	Donaldson Company, Inc.	587,440
5,000	Gardner Denver, Inc.	343,400
6,000	Hubbell, Inc., Class B	451,320
11,000	J.B. Hunt Transportation Services, Inc.	563,310
8,000	Kansas City Southern(a)	556,640
10,000	KBR, Inc.	363,200
3,000	Kirby Corporation(a)	205,860
12,000	Lincoln Electric Holding, Inc.	554,280
9,000	MSC Industrial Direct Company, Inc., Class A	714,690
6,000	Polaris Industries, Inc.	396,360
5,000	The Corporate Executive Board Company	207,200
9,000	The Timken Company	471,600
4,000	Thomas & Betts Corporation(a)	288,920
6,000	Towers Watson & Company, Class A	383,640
6,000	Triumph Group, Inc.	382,800
7,000	Wabtec Corporation	523,110
		11,219,940
Information Technology— 9.6%
7,000	Alliance Data Systems Corporation(a)	849,520
7,000	ANSYS, Inc.(a)	442,260
9,000	Avnet, Inc.(a)	321,660
5,000	FactSet Research Systems, Inc.	437,000
19,000	Fairchild Semiconductor International, Inc.(a)	277,210
8,000	Gartner, Inc.(a)	322,080
10,000	Gentex Corporation	236,500
9,000	Lam Research Corporation(a)	375,300
15,000	NCR Corporation(a)	325,800
6,500	Plantronics, Inc.	242,450
10,000	Semtech Corporation(a)	287,100
12,000	Synopsys, Inc.(a)	365,640
6,000	Tech Data Corporation(a)	320,880

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Mid Cap Equity Fund

Schedule of Portfolio Investments (continued)

February 29, 2012

(Unaudited)

Shares	Security Description	Value
Common Stocks— (continued)
Information Technology— (continued)
8,000	TIBCO Software, Inc.(a)	$231,760
		5,035,160
Materials— 6.9%
9,000	Albemarle Corporation	598,680
6,500	AptarGroup, Inc.	343,070
9,000	Ashland, Inc.	572,040
6,000	Domtar Corporation	575,220
2,000	NewMarket Corporation	364,860
9,000	Rock-Tenn Company, Class A	634,410
4,000	Sensient Technologies Corporation	147,960
8,500	Silgan Holdings, Inc.	361,420
		3,597,660
Telecommunication Services— 0.8%
20,000	TW Telecom, Inc.(a)	432,000

Utilities— 5.7%
11,000	Alliant Energy Corporation	469,040
6,000	Cleco Corporation	230,880
5,000	Energen Corporation	266,150
10,500	NSTAR	492,450
14,000	OGE Energy Corporation	734,720
21,000	Questar Corporation	403,620
13,000	UGI Corporation	367,250
		2,964,110

Total Common Stocks		50,884,515

Investment Companies—2.5%
1,322,498	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,322,498

Total Investment Companies		1,322,498

Total Investments(Cost $39,361,267) — 100.0%		52,207,013

Other assets in excess of liabilities — 0.0%		4,383

NET ASSETS — 100.0%		$52,211,396

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at February 29, 2012.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Leaders Equity Fund

Schedule of Portfolio Investments

February 29, 2012

(Unaudited)

Shares	Security Description	Value
Common Stocks—97.3%
Consumer Discretionary— 34.1%
2,000	AutoZone, Inc.(a)	$748,960
11,000	Bed Bath & Beyond, Inc.(a)	657,140
9,000	Dollar Tree, Inc.(a)	796,590
26,000	Macy's, Inc.	987,220
4,000	Panera Bread Company, Class A(a)	618,320
15,000	PetSmart, Inc.	836,100
1,200	Priceline.com, Inc.(a)	752,424
5,000	Ralph Lauren Corporation	868,650
9,000	Tractor Supply Company	769,230
9,000	Under Armour, Inc., Class A(a)	803,160
40,000	ValueClick, Inc.(a)	832,000
16,000	Wyndham Worldwide Corporation	703,840
		9,373,634
Consumer Staples— 8.9%
17,000	Starbucks Corporation	825,520
14,000	The Estee Lauder Companies, Inc., Class A	819,560
10,000	Whole Foods Market, Inc.	807,400
		2,452,480
Financials— 2.3%
14,000	Rayonier, Inc.	623,280

Health Care— 11.8%
16,000	Aetna, Inc.	748,160
9,000	Humana, Inc.	783,900
1,800	Intuitive Surgical, Inc.(a)	920,916
14,000	UnitedHealth Group, Inc.	780,500
		3,233,476
Industrials— 25.5%
15,000	BE Aerospace, Inc.(a)	687,600
12,000	Clean Harbors, Inc.(a)	805,920
19,000	Fastenal Company	1,000,920
10,000	Kansas City Southern(a)	695,800
13,000	Kirby Corporation(a)	892,060
12,000	Polaris Industries, Inc.	792,720
7,000	Roper Industries, Inc.	640,640
13,000	Triumph Group, Inc.	829,400
9,000	Wabtec Corporation	672,570
		7,017,630
Information Technology— 10.1%
7,000	Alliance Data Systems Corporation(a)	849,520
2,000	Apple, Inc.(a)	1,084,880
2,000	MasterCard, Inc., Class A	840,000
		2,774,400
Materials— 2.4%
8,000	Airgas, Inc.	658,640

Utilities— 2.2%
16,000	Cleco Corporation	615,680

Total Common Stocks		26,749,220

Investment Companies—2.7%
743,185	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	743,185

Total Investment Companies		743,185

Total Investments(Cost $22,182,470) — 100.0%		27,492,405

Liabilities in excess of other assets — 0.0%		(13,332)

NET ASSETS — 100.0%		$27,479,073

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at February 29, 2012.

See notes to Schedule of Portfolio Investments.

Notes to Schedules of Portfolio Investments

At February 29, 2012, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of securities for federal income purposes were as follows:

	Tax	Tax	Tax	Net Tax Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Securities	Appreciation	Depreciation	(Depreciation)
The Short-Term Government Income Fund	$87,712,708	$472,970	$(29,334)	$443,636
The Intermediate Term Income Fund	67,384,368	7,794,877	(7,976)	7,786,901
The Strategic Dividend Fund	39,160,196	9,950,599	(2,594,137)	7,356,462
The Large Cap Equity Fund	46,015,411	13,152,503	(172,148)	12,980,355
The Mid Cap Equity Fund	39,361,267	13,221,486	(375,740)	12,845,746
The Leaders Equity Fund	22,182,470	5,355,453	(45,518)	5,309,935

Securities Valuation:

The Performance Funds Trust (the “Trust” or collectively, the “Funds” and individually, a “Fund”) record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels below:

•	Level 1— quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (the ‘‘Board’’). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. These valuations are typically categorized as Level 2 in the fair value hierarchy.

All debt securities, of sufficient credit quality, with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

The Money Market Fund and U.S Treasury Money Market Fund use the amortized cost method to determine the value of their portfolio securities pursuant to Rule 2a-7 under the 1940 Act.

The value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

For the period ended February 29, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2012, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments for each Fund:

Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 —Other Significant Observable Inputs	Total

The Money Market Fund
U.S. Government Agency Securities	$-	$230,294,573	$230,294,573
Commercial Paper	-	88,991,709	88,991,709
U.S. Treasury Obligations	-	114,991,104	114,991,104
Repurchase Agreements	-	35,606,379	35,606,379
Total	-	469,883,765	469,883,765
The U.S. Treasury Money Market Fund
U.S. Treasury Obligations	-	125,993,277	125,993,277
Investment Companies	478,591	-	478,591
Total	478,591	125,993,277	126,471,868
The Short Term Government Income Fund
U.S. Government Agency Securities	-	66,230,944	66,230,944
U.S. Treasury Obligations	-	14,999,927	14,999,927
Corporate Bonds	-	5,270,041	5,270,041
Investment Companies	1,655,432	-	1,655,432
Total	1,655,432	86,500,912	88,156,344
The Intermediate Term Income Fund
U.S. Government Agency Securities	-	42,599,274	42,599,274
U.S. Treasury Obligations	-	14,114,011	14,114,011
Corporate Bonds	-	16,358,244	16,358,244
Investment Companies	2,099,740	-	2,099,740
Total	2,099,740	73,071,529	75,171,269
The Strategic Dividend Fund
Common Stocks	41,471,308	-	41,471,308
Investment Companies	5,045,350	-	5,045,350
Total	46,516,658	-	46,516,658
The Large Cap Equity Fund
Common Stocks	57,954,010	-	57,954,010
Investment Companies	1,041,756	-	1,041,756
Total	58,995,766	-	58,995,766
The Mid Cap Equity Fund
Common Stocks	50,884,515	-	50,884,515
Investment Companies	1,322,498	-	1,322,498
Total	52,207,013	-	52,207,013
The Leaders Equity Fund
Common Stocks	26,749,220	-	26,749,220
Investment Companies	743,185	-	743,185
Total	27,492,405	-	27,492,405

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of February 29, 2012.

Recently Issued Accounting Standards

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Legal and Regulatory Matters

In December 2007, the Mid Cap Equity Fund and Strategic Dividend Fund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et al., was initiated on October 22, 2010, in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. A Holmes & H Holmes TTEE, et al., was initiated on December 23, 2010, in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger.

The value of the proceeds received by the Mid Cap Equity Fund and Strategic Dividend Fund is approximately $1,728,000 and $804,480, respectively. The Funds cannot predict the outcome of these proceeding. The complaints, however, allege no misconduct by the Funds. The Funds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value.

Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (The Money Market Fund, Institutional Class Shares) for the period ended February 29, 2012 is noted below:

Fund	Fair Value 5/31/11	Purchases	Sales	Fair Value 02/29/12	Income
The Short Term Government Income Fund	$1,234,850	$22,929,869	$(22,509,287)	$1,655,432	397
The Intermediate Term Income Fund	323,541	18,267,646	(16,491,447)	2,099,740	206
The Strategic Dividend Fund	4,501,243	7,852,367	(8,585,862)	3,767,748	1,117
The Large Cap Equity Fund	1,047,076	6,475,555	(6,480,875)	1,041,756	355
The Mid Cap Equity Fund	2,590,648	11,678,246	(12,946,396)	1,322,498	296
The Leaders Equity Fund	1,311,509	4,203,241	(4,771,565)	743,185	167

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___Performance Funds Trust________________________________

By (Signature and Title)*	/s/ Teresa F. Thornhill
Teresa F. Thornhill, President

Date April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Teresa F. Thornhill
Teresa F. Thornhill, President

Date April 20, 2012

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date April 20, 2012